Summary of Option Activity (Details) - 2021 Equity Incentive Plan [Member]	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, outstanding at Beginning balance
Number of Shares, Granted	523,285
Weighted Average Exercise Price, Granted | $ / shares	$ 6.00
Weighted Average Remaining Contractual Term	6 years 3 months
Aggregate intrinsic value | $
Number of Shares, Exercised
Number of Shares, Forfeitures or expirations
Number of stock options, outstanding at Ending balance	523,285
Shares, Vested and expected to vest
Shares, Exercisable